Consolidated Statements Of Cash Flow	12 Months Ended
Aug. 31, 2021
Statement of cash flows [abstract]
Consolidated Statements Of Cash Flows
31.	CONSOLIDATED STATEMENTS OF CASH FLOWS
(i) Funds flow from operations

	2021 $	2020 $

Net income from operations	986	688

Adjustments to reconcile net income to funds flow from operations:

Amortization	1,221	1,220

Deferred income tax expense (recovery)	16	59

Share-based compensation	1	2

Defined benefit pension plans	2	1

Fair value adjustments for private investments	(27)	–

Net change in contract asset balances	47	(14)

Loss (gain) on disposal of fixed assets and intangibles	(3)	3

Loss on write-down of assets	–	7

Other	6	23

Funds flow from operations	2,249	1,989

(ii) Interest and income taxes paid and interest received and classified as operating activities are as follows:

	2021 $	2020 $

Interest paid	265	287

Income taxes paid (net of refunds)	174	134

Interest received	4	7

Included in interest paid is interest on lease liabilities of $45 for the year ended August 31, 2021 (2020 – $44).
(iii)
Non-cash
transactions
The Consolidated Statements of Cash Flows exclude the following non-cash
transactions:

	2021 $	2020 $

Issuance of Class B Shares:

Dividend reinvestment plan (note 20)	–	37